Exceptional items	6 Months Ended
Dec. 31, 2019
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Exceptional items
3.	Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the financial statements. Such items included within the Group’s profit for the half year are detailed below.

Half year ended 31 December 2019	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(6)	–	(6)
Cancellation of power contracts	(778)	271	(507)

Total	(784)	271	(513)

Attributable to non-controlling interests	(282)	87	(195)
Attributable to BHP shareholders	(502)	184	(318)

Samarco Mineração SA (Samarco) dam failure
The exceptional loss of US$6 million related to the Samarco dam failure in November 2015 comprises the following:

Half year ended 31 December 2019	US$M
Other income	40
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(25)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(27)
Samarco Germano dam decommissioning	7
Samarco dam failure provision	56
Net finance costs	(57)

Total (1)	(6)

(1)	Refer to note 9 Significant events – Samarco dam failure for further information.
Cancellation of power contracts
Reflects an onerous contract provision in relation to the cancellation of power contracts at the Group’s Escondida and Spence operations, as part of the shift towards 100 per cent renewable energy supply contracts.
The exceptional items relating to the half year ended 31 December 2018 and the year ended 30 June 2019 are detailed below.

Half year ended 31 December 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(210)	–	(210)
Global taxation matters	–	242	242

Total	(210)	242	32

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(210)	242	32

Year ended 30 June 2019	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)